Taxes (Reconciliation of Tax Rates Narratives) (Details 6)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effective income tax rate reconciliation, additional disclosures
Increase (decrease) in effective income tax rate	4.60%
Completion of the domestic tax audit and assiciated reserve redeterminations	0.00%	11.10%
Retroactive impact of the 2012 American Taxpayer Relief Act	0.00%	0.70%
Reassessment of certain valuation allowance on deferred tax assets	0.00%	1.40%
Resolution of certain non-US tax audits	0.00%	0.70%
Newly enacted U.S. state legislation	0.00%	0.60%
Tax charge related to the divestiture of the industry standard server business	0.00%	0.90%
Reduction in tax charges related to certain intercompany payments made by foreign subsidiaries and the licensing of certain intellectual property	3.70%
Foreign tax credits	4.70%
Favorable geographic mix of pre-tax income	2.50%